Cover	Apr. 17, 2026
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Apr. 17, 2026
Entity File Number	001-41137
Entity Registrant Name	CONSTELLATION ENERGY CORPORATION
Entity Central Index Key	0001868275
Entity Tax Identification Number	87-1210716
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	1310 Point Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231-3380
City Area Code	833
Local Phone Number	883-0162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Constellation Energy Generation [Member]
Entity Information [Line Items]
Amendment Flag	false
Document Period End Date	Apr. 17, 2026
Entity File Number	333-85496
Entity Registrant Name	CONSTELLATION ENERGY GENERATION, LLC
Entity Central Index Key	0001168165
Entity Tax Identification Number	23-3064219
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	200 Energy Way
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348-2473
City Area Code	833
Local Phone Number	883-0162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false